CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $)	4 Months Ended	12 Months Ended
	May 13, 2014	Dec. 31, 2013	Dec. 31, 2012
Predecessor
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Current income taxes and other tax liabilities reclassified to Deferred income taxes as a result of adoption of new accounting guidance	$ 127,418,000
Interest capitalized	10,872,000	24,052,000	16,146,000
Tax liability paid to AIG	100,000	400,000	1,700,000
Flight equipment reclassified to Flight equipment held for sale		350,290,000	50,848,000
Prepayments on flight equipment applied to Acquisition of flight equipment	93,662,000	176,084,000	71,229,000
Security deposits, deferred overhaul rental and other customer deposits applied to Acquisition of flight equipment	8,385,000
Acquisition of flight equipment, application of Deposits on flight equipment purchases, offset by Security deposits, deferred overhaul rental and other customer deposits	85,277,000
Flight equipment reclassified to Net investment in finance and sales-type leases	56,168,000	149,935,000
Flight equipment reclassified to Net investment in finance and sale-type leases, amount charged to expense		7,953,000
Security deposits, deferred overhaul rental and customer deposits reclassified to Net investment in finance and sales-type leases	1,080,000
Flight equipment under operating leases and security deposits, deferred overhaul rental and other customer deposits reclassified to Net investment in finance and sale-type leases	42,357,000
Flight equipment under operating leases reclassified to Net investment in finance and sale-type leases		157,888,000
Flight equipment and security deposits, deferred overhaul rental, other customer deposits reclassified to Net investment in finance and sale-type leases, amount charged to expense	12,731,000
Flight equipment reclassified to Retained earnings to record a dividend of aircraft to AIG			37,245,000
Security deposits, deferred overhaul revenue, other customer deposits and lease receivables recorded in income			48,522,000
Security deposits recorded in income			20,060,000
Deferred overhaul revenue recorded in income			5,915,000
Other customer deposits recorded in income			34,076,000
Lease receivables recorded in income			11,529,000
Paid-in capital reclassified to Lease receivable and other assets to reflect a contribution of a corporate aircraft from AIG			25,901,000
Flight equipment classified as Net investment in finance and sales-type leases reclassified to Flight equipment	7,195,000		20,819,000
Security deposits, deferred overhaul rental and other customer deposits were applied to Gain on sale of flight equipment	52,390,000
Flight equipment reclassified	52,574,000	66,449,000	177,230,000
Flight equipment reclassified to Lease receivables and other assets		53,511,000	176,719,000
Flight equipment reclassified, amount charged to income/expense		12,938,000	511,000
Accrued interest and other payables applied to Acquisition of flight equipment to reflect the fair value of aircraft purchased under asset value guarantee		12,971,000
Rentals received in advance reclassified from Security deposits, overhaul rental and other customer deposits to Accrued interest and other payables			278,076,000
Straight-line lease adjustments reclassified from Security deposits, deferred overhaul rental and other customer deposits to Lease receivable and other assets			175,761,000
Flight equipment reclassified to Net investment in finance and sale-type leases			68,636,000
Prepayments on flight equipment applied to Net investment in finance and sales-type leases			4,792,000
Lease receivables and other assets reclassified to Net investment in finance and sales-type leases			(4,733,000)
Net investment in finance and sales-type leases to which flight equipment, prepayments on flight equipment lease receivables and other assets reclassified			69,266,000
Amount recorded in income, reclassification of flight equipment, prepayments on flight equipment and lease receivables and other assets to net investment in finance and sales-type leases			571,000
Notes receivable received as partial payment for flight equipment sold			15,117,000
Flight equipment sold, net book value			$ 166,736,000